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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

     /s/ Bayard D. Waring      Gloucester, Massachusetts   May 11, 2005
   ------------------------    ------------------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total: $3,893
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring

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                            BAYARD WARING
                      FORM 13F INFORMATION TABLE
                     QUARTER ENDED MARCH 31, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLIANCE RESOURCE
  PARTNERS                  Unit Ltd Ptr   01877R108   450      7000     SH             Other           1      7000     0     0
ALLSTATE CORP                     Common    20002101   270      5000     SH             Other           1      5000     0     0
AMERICAN CAP STRATEGIES
  LTD                             Common    24937104   157      5000     SH             Other           1      5000     0     0
BHP BILLITON LTD ADR              Common    88606108   224      8000     SH             Other           1      8000     0     0
Biotech Holders                   Common   09067D201    14       100     Sh             Other           1       100     0     0
CEMEX SOUTH
  AMERICA-SPONSORED               Common   151290889   181      5000     SH             Other           1      5000     0     0
DOMINION RES BLACK
  WARRIOR TR              Unit Ben Trust   25746Q108   195      5000     SH             Other           1      5000     0     0
ENERPLUS RESOURCES FUND       Unit Trust   29274D604   181      5000     SH             Other           1      5000     0     0
ENTERPRISE PRODS
  PARTNERS LP                     Common   293792107   372     14480     SH             Other           1     14480     0     0
EXXON MOBIL CORPORATION           Common   30231G102   298      5000     SH             Other           1      5000     0     0
GENERAL ELECTRIC CORP             Common   369604103   270      7500     SH             Other           1      7500     0     0
GREAT PLAINS ENERGY INC           Common   391164100   153      5000     SH             Other           1      5000     0     0
HEADWATERS INC                    Common   42210P102   263      8000     SH             Other           1      8000     0     0
ING GROEP NV SPONS ADR            Common   456837103   155      5121     SH             Other           1      5121     0     0
iShares Tr S&P Global
  Energy Sector                   Common   464287341    21       250     SH             Other           1       250     0     0
KEYCORP NEW                       Common   493267108   162      5000     SH             Other           1      5000     0     0
Nasdaq 100 Trust                  Common   631100104    18       500     SH             Other           1       500     0     0
Sector Spdr Tr Shares
  Ben Int Energy                  Common   81369Y506    34       800     SH             Other           1       800     0     0
SENIOR HOUSING
  PROPERTIES TRUS                 Common   81721M109    83      5000     SH             Other           1      5000     0     0
SHIP FINANCE
  INTERNATIONAL LTD               Common   G81075106    51      2500     SH             Other           1      2500     0     0
SIMPSON MANUFACTURING
  CO INC                          Common   829073105   155      5000     SH             Other           1      5000     0     0
Telesp Cellular                 Spon ADR   87952L108     0         3     SH             Other           1         3     0     0
WILSON GREATBATCH
  TECHNOLOGIES                    Common   972232102    91      5000     SH             Other           1      5000     0     0
WINNEBAGO INDS INC                Common   974637100    79      2500     SH             Other           1      2500     0     0
Wireless Holdrs Tr
  Dep Rct                         Common   9753L208     16       300     SH             Other           1       300     0     0
                                                      3893